UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

3300 Oak Lawn Avenue Suite 650
Dallas, TX 75219
(Address of principal executive offices) (Zip code)

Jerry V. Swank
3300 Oak Lawn Avenue Suite 650
Dallas, TX 75219
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2007

Item 1. Schedule of Investments.

Cushing MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2007
Master Limited Partnerships and Related Companies – 27.7% (1)	Shares	Value
Coal – 7.6% (1)
Alliance Holdings GP, L.P.	54,600	$ 1,375,920
Fording Canadian Coal Trust	300,000	9,816,000
Natural Resource Partners, L.P.	47,300	1,549,075
		12,740,995

Crude/Refined Products Pipelines - 1.2% (1)
Magellan Midstream Holdings, L.P.	57,000	1,613,670
TransMontaigne Partners, L.P.	12,447	404,652
		2,018,322

Natural Gas/Natural Gas Liquid Pipelines - 8.4% (1)
Energy Transfer Equity, L.P.	218,900	8,044,575
Enterprise GP Holdings, L.P.	155,000	5,938,050
		13,982,625

Natural Gas Gathering/Processing - 10.5% (1)
Atlas Pipeline Holdings, L.P.	64,100	2,608,229
Atlas Pipeline Partners, L.P.	250,000	11,600,000
Hiland Partners, L.P.	33,570	1,014,821
MarkWest Energy Partners, L.P.	70,000	2,231,600
		17,454,650
Total Master Limited Partnerships and Related Companies (Cost $46,294,444)		46,196,591

Short-Term Investments - 96.0% (1)
Investment Companies - 96.0% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 4.52% (2)	32,018,267	32,018,267
Dreyfus Cash Managament Fund - Institutional Class, 5.12% (2)	32,018,267	32,018,267
Fidelity Government Portfolio Fund - Institutional Class, 4.83% (2)	32,018,267	32,018,267
First American Treasury Obligations Fund - Class Y, 4.33% (2)	32,018,267	32,018,267
First American Treasury Obligations Fund - Class Z, 4.58% (2)	32,018,267	32,018,267
Total Short-Term Investments (Cost $160,091,335)		160,091,335
Total Investments - 123.7% (1) (Cost $206,385,779)		206,287,926
Liabilities in Excess of Cash and Other Assets - (23.7%) (1)		(39,467,231)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$166,820,695

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Security is a variable rate instrument. Interest rate is as of August 31, 2007.

The cost basis of investments for federal income tax purposes at August 31, 2007 was as follows*:

Cost of investments	$206,385,779
Gross unrealized appreciation	157,337
Gross unrealized depreciation	(255,189)
Net unrealized depreciation	$ (97,852)

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing MLP Total Return Fund

By (Signature and Title)   /s/ Jerry V. Swank
                                                   Jerry V. Swank, President

Date    October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Jerry V. Swank
                                                   Jerry V. Swank, President

Date   October 18, 2007

By (Signature and Title)   /s/ Mark Fordyce
                                                   Mark Fordyce, Treasurer

Date   October 18, 2007